Income Taxes - Net Deferred Tax (Liabilities) Assets Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 268	$ 271
Long-term deferred tax liabilities	(293)	(132)
Net deferred tax (liabilities)	$ (25)
Net deferred tax assets		$ 139